INVESTMENT IN COST METHOD INVESTEES	12 Months Ended
Dec. 31, 2014
INVESTMENT IN COST METHOD INVESTEES
INVESTMENT IN COST METHOD INVESTEES

5. INVESTMENT IN COST METHOD INVESTEES

        As of December 31, 2013 and 2014, the Group's investments in cost method investees comprise the following:

	As of December 31,
	2013	2014
Gamespedia Holdings Limited. (Gamespedia)	6,205,000	6,205,000
Voozclub Co., Ltd. (Voozclub)	1,400,000	—
Company A	2,000,000	2,000,000
Company B	150,003	150,003

Total	9,755,003	8,355,003

        The Company applies the cost method of accounting for investments in unconsolidated affiliates when the Company does not have the ability to exercise significant influence.

        In September 2012, the Company acquired 8.02% equity interest in Gamespedia Holdings Limited ("Gamespedia") for $6.2 million in cash. Gamespedia is a Cayman company and operates its mini game portal website through its wholly owned subsidiaries and VIEs in China. This investment is accounted for under the cost method.

        In February 2013, the Company acquired a minority equity interest in Voozclub Co., Ltd. ("Voozclub"), a Korea-based character and animation studio with an established presence in global brand licensing, online games, publishing and theme parks, for a cash consideration of $1.4 million. As of September 30, 2014, the Company assessed that Voozclub had experienced a deteriorating financial position and performance, was in doubt to generate positive future cash flows and is highly likely facing bankruptcy. Accordingly, the Company recorded an impairment loss of $1.4 million on its entire investment in Voozclub.

        In September 2013, the Company acquired a minority stake of a Beijing-based pre-school education service provider ("Company A") for a cash consideration of $2.0 million.

        In December 2013, the Company acquired a minority stake of a company in United States that develops mobile applications, animation and products for pre-school children ("Company B"), for a cash consideration of $150,003.